Leases (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
LEASES [Abstract]
2017	$ 112,434
2018	82,445
2019	54,688
2020	65,862
2021	65,682
2022 and thereafter	306,965
Total	$ 688,076